Offerings - Offering: 1	Aug. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	2,357,500
Proposed Maximum Offering Price per Unit	23.50
Maximum Aggregate Offering Price	$ 55,401,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,650.91
Offering Note	(a) Represents only the additional number of shares of common stock being registered and includes 307,500 additional shares of the registrant's common stock that the underwriters have the option to purchase from the principal stockholder, and does not include the securities that the registrant previously registered on the Registration Statement on Form S-1 (File No. 333-298370). (b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). The registrant previously paid a registration fee of $88,132 in connection with the initial filing of the Registration Statement on Form S-1 (File No. 333-298370) on August 17, 2026, which was declared effective on August 18, 2026. Such fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. (c) In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $23.50 are hereby registered, which includes the additional shares that the underwriters have the option to purchase.